CLAYMORE EXCHANGE-TRADED FUND TRUST

                          CLAYMORE/BNY MELLON BRIC ETF
              CLAYMORE/BNY MELLON INTERNATIONAL SMALL CAP LDRS ETF
                          CLAYMORE/BEACON SPIN-OFF ETF
                      CLAYMORE/OCEAN TOMO GROWTH INDEX ETF
                         CLAYMORE/OCEAN TOMO PATENT ETF
                  CLAYMORE/SABRIENT DEFENSIVE EQUITY INDEX ETF
                         CLAYMORE/SABRIENT INSIDER ETF
                         CLAYMORE/SABRIENT STEALTH ETF
                      CLAYMORE/ZACKS DIVIDEND ROTATION ETF
                        CLAYMORE/ZACKS MID-CAP CORE ETF
                       CLAYMORE/ZACKS SECTOR ROTATION ETF
                  CLAYMORE/ZACKS MULTI-ASSET INCOME INDEX ETF
                     CLAYMORE/RAYMOND JAMES SB-1 EQUITY ETF
              CLAYMORE/S&P GLOBAL DIVIDEND OPPORTUNITIES INDEX ETF
                     CLAYMORE U.S. CAPITAL MARKETS BOND ETF
           CLAYMORE U.S. CAPITAL MARKETS MICRO-TERM FIXED INCOME ETF


SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") FOR THE ABOVE-LISTED FUNDS:

The section titled "Portfolio Management" of the Prospectus for the Claymore/S&P Global Dividend Opportunities Index ETF is hereby deleted and replaced with the following:

PORTFOLIO MANAGEMENT. The portfolio managers who are currently responsible for the day-to-day management of the Fund's portfolio are Chuck Craig, CFA, and Saroj Kanuri, CFA. Mr. Craig has managed the Fund's portfolio since its inception, and Mr. Kanuri has managed the Fund's portfolio since May 2010. Mr. Craig is a Managing Director, Portfolio Management and Supervision, of the Investment Adviser and Claymore Securities, Inc. and joined Claymore Securities, Inc. in May of 2003. Mr. Craig received a M.S. in Financial Markets from the Center for Law and Financial Markets at the Illinois Institute of Technology. He also earned a B.S. in Finance from Northern Illinois
University.

Mr. Kanuri is a Vice President, ETF Portfolio Management, of the Investment Adviser and Claymore Securities, Inc. and joined Claymore Securities, Inc. in October of 2006. Prior to joining Claymore, Mr. Kanuri served as an analyst at Northern Trust Corporation from 2001-2006. Mr. Kanuri received a B.S. in Finance from the University of Illinois at Chicago.

The Statement of Additional Information provides additional information about each portfolio manager's compensation structure, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the funds he manages.

The section titled "Portfolio Management" of the Prospectuses for the remainder of the above-listed Funds is hereby deleted and replaced with the following:

PORTFOLIO MANAGEMENT. The portfolio managers who are currently responsible for the day-to-day management of the Funds' portfolios are Chuck Craig, CFA, and Saroj Kanuri, CFA. Mr. Craig has managed each Fund's portfolio since its inception, and Mr. Kanuri has managed each Fund's portfolio since May 2010. Mr. Craig is a Managing Director, Portfolio Management and Supervision, of the Investment Adviser and Claymore Securities, Inc. and joined Claymore Securities, Inc. in May of 2003. Mr. Craig received a M.S. in Financial Markets from the Center for Law and Financial Markets at the Illinois Institute of Technology. He also earned a B.S. in Finance from Northern Illinois
University.

Mr. Kanuri is a Vice President, ETF Portfolio Management, of the Investment Adviser and Claymore Securities, Inc. and joined Claymore Securities, Inc. in October of 2006. Prior to joining Claymore, Mr. Kanuri served as an analyst at Northern Trust Corporation from 2001-2006. Mr. Kanuri received a B.S. in Finance from the University of Illinois at Chicago.

The Statement of Additional Information provides additional information about each portfolio manager's compensation structure, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the funds he manages.

The subsection titled "Portfolio Managers" in the "Management" section of the SAI for the Claymore/S&P Global Dividend Opportunities Index ETF is hereby deleted and replaced with the following:

Portfolio Managers. Chuck Craig, CFA, Managing Director, Portfolio Management and Supervision, and Saroj Kanuri, CFA, Vice President, ETF Portfolio Management, of Claymore, serve as portfolio managers for the Fund and are responsible for the day-to-day management of the Fund's portfolio.

Other Accounts Managed by the Portfolio Managers.

As of March 31, 2010, Messrs. Craig and Kanuri managed two registered investment companies (consisting of a total of 33 separate series) with a total of approximately $3.00 billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.

Although the funds in the Trust that are managed by Messrs. Craig and Kanuri may have different investment strategies, each has a portfolio objective of replicating its underlying index. The Investment Adviser does not believe that management of the different funds of the Trust presents a material conflict of interest for the portfolio managers or the Investment Adviser.

Portfolio Manager Compensation. The portfolio managers' compensation consists of the following elements:

Base salary: Each portfolio manager is paid a fixed base salary by the Investment Adviser which is set at a level determined to be appropriate based upon the individual's experience and responsibilities.

Annual bonus: Each portfolio manager is eligible for a discretionary annual bonus. There is no policy regarding, or agreement with, the portfolio manager to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the portfolio manager. Each portfolio manager also participates in benefit plans and programs generally available to all employees of the Investment Adviser.

Securities Ownership of the Portfolio Managers. The portfolio managers do not own shares of the Fund.

The subsection titled "Portfolio Managers" in the "Management" section of the SAI for the remainder of the above-listed Funds is hereby deleted and replaced with the following:

Portfolio Managers. Chuck Craig, CFA, Managing Director, Portfolio Management and Supervision, and Saroj Kanuri, CFA, Vice President, ETF Portfolio Management, of Claymore, serve as portfolio managers for the Funds and are responsible for the day-to-day management of each Fund's portfolio.

Other Accounts Managed by the Portfolio Managers.

As of March 31, 2010, Messrs. Craig and Kanuri managed two registered investment companies (consisting of a total of 33 separate series) with a total of approximately $3.00 billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.

Although the funds in the Trust that are managed by Messrs. Craig and Kanuri may have different investment strategies, each has a portfolio objective of replicating its underlying index. The Investment Adviser does not believe that management of the different funds of the Trust presents a material conflict of interest for the portfolio managers or the Investment Adviser.

Portfolio Manager Compensation. The portfolio managers' compensation consists of the following elements:

Base salary: Each portfolio manager is paid a fixed base salary by the Investment Adviser which is set at a level determined to be appropriate based upon the individual's experience and responsibilities.

Annual bonus: Each portfolio manager is eligible for a discretionary annual bonus. There is no policy regarding, or agreement with, the portfolio manager to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the portfolio manager. Each portfolio manager also participates in benefit plans and programs generally available to all employees of the Investment Adviser.

Securities Ownership of the Portfolio Managers. As of August 31, 2009, Mr. Craig owned between $1-10,000 in shares of each of Claymore/Sabrient Defensive Equity Index ETF and Clay-more/Raymond James SB-1 Equity ETF, and between $10,001-50,000 in shares of Claymore/Zacks Sector Rotation ETF. Mr. Kanuri does not own shares of any Fund.


                      CLAYMORE EXCHANGE-TRADED FUND TRUST
                           2455 Corporate West Drive
                             Lisle, Illinois 60532


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

July 19, 2010

ETF-PRO-TRUST1-SUPP71910